Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.27

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2024070632			XXX	Application Date	XXX	XXX	XXX	The date the brw signed was XXX
2024070625			XXX	Qualifying Total Debt Income Ratio	XXX	XXX	XXX	Updated as per Documents Credit report Liabilities
2024070625			XXX	Qualifying FICO	XXX	XXX	XXX	Updated as per Document Credit report Score
2024070617			XXX	Qualifying LTV	XXX	XXX	XXX	Attributed to a higher appraised value on the appraisal.
2024070617			XXX	Qualifying CLTV	XXX	XXX	XXX	Attributed to a higher appraised value on the appraisal.